Eaton Vance

Emerging Markets Debt Opportunities Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 60.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.4%
Republic of Argentina, 3.75% to 3/31/29, 12/31/38	USD	2,016	$645,266
Republic of Argentina, 6.25%, 11/9/47(1)	EUR	4,824	1,226,281
Republic of Argentina, 6.625%, 7/6/28	USD	532	134,330
Republic of Argentina, 6.875%, 1/11/48	USD	5,111	1,207,525
Republic of Argentina, 7.625%, 4/22/46	USD	2,038	509,521

Total Argentina			$3,722,923

Armenia — 1.5%
Republic of Armenia, 3.95%, 9/26/29(1)	USD	2,421	$2,259,795
Republic of Armenia, 7.15%, 3/26/25(1)	USD	1,748	1,869,911

Total Armenia			$4,129,706

Bahrain — 1.0%
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	1,827	$1,778,292
Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	973	973,566

Total Bahrain			$2,751,858

Barbados — 0.6%
Government of Barbados, 6.50%, 10/1/29(2)	USD	1,855	$1,604,402

Total Barbados			$1,604,402

Belarus — 1.0%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	2,835	$2,783,222

Total Belarus			$2,783,222

Benin — 1.0%
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	3,000	$2,743,328

Total Benin			$2,743,328

Bosnia and Herzegovina — 0.1%
Republic of Srpska, 1.50%, 10/30/23	BAM	194	$108,575
Republic of Srpska, 1.50%, 6/9/25	BAM	59	32,411
Republic of Srpska, 1.50%, 9/25/26	BAM	295	164,285

Total Bosnia and Herzegovina			$305,271

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23(1)	USD	400	$418,924

Total Brazil			$418,924

Chile — 0.3%
Republic of Chile, 3.125%, 1/21/26	USD	758	$811,534

Total Chile			$811,534

Dominican Republic — 0.3%
Dominican Republic, 7.50%, 5/6/21(1)	USD	833	$831,258

Total Dominican Republic			$831,258

Ecuador — 0.1%
Republic of Ecuador, 9.50%, 3/27/30(1)	USD	754	$220,545
Republic of Ecuador, 9.625%, 6/2/27(1)	USD	200	57,752

Total Ecuador			$278,297

Egypt — 5.3%
Arab Republic of Egypt, 4.75%, 4/11/25(1)	EUR	540	$521,208
Arab Republic of Egypt, 5.625%, 4/16/30(1)	EUR	114	103,246
Arab Republic of Egypt, 5.875%, 6/11/25(1)	USD	458	434,252
Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	2,325	2,148,401
Arab Republic of Egypt, 7.50%, 1/31/27(1)	USD	6,262	6,116,076
Arab Republic of Egypt, 8.15%, 11/20/59(1)	USD	465	408,447
Arab Republic of Egypt, 8.50%, 1/31/47(1)	USD	1,145	1,028,611
Arab Republic of Egypt, 8.70%, 3/1/49(1)	USD	3,835	3,458,430

Total Egypt			$14,218,671

Fiji — 1.0%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,649	$2,666,374

Total Fiji			$2,666,374

Georgia — 1.9%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	6,558	$1,857,542
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	895	275,878
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	1,487	432,717
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	895	272,552
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	4,098	1,283,730
Republic of Georgia, 6.875%, 4/12/21(1)	USD	830	836,893

Total Georgia			$4,959,312

Security	Principal Amount (000’s omitted)		Value
Guatemala — 0.6%
Guatemala Government Bond, 5.75%, 6/6/22(1)	USD	200	$206,210
Republic of Guatemala, 6.125%, 6/1/50(1)	USD	1,350	1,415,475

Total Guatemala			$1,621,685

Indonesia — 0.7%
Indonesia Government Bond, 7.50%, 4/15/40	IDR	5,260,000	$335,402
Indonesia Government International Bond, 3.85%, 10/15/30	USD	1,160	1,204,296
Indonesia Government International Bond, 4.20%, 10/15/50	USD	400	401,987

Total Indonesia			$1,941,685

Jordan — 1.0%
Jordan Government International Bond, 7.375%, 10/10/47(1)	USD	3,000	$2,793,723

Total Jordan			$2,793,723

Kenya — 0.5%
Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,400	$1,270,696

Total Kenya			$1,270,696

Lebanon — 0.3%
Lebanese Republic, 6.25%, 11/4/24(1)(3)	USD	792	$132,660
Lebanese Republic, 6.40%, 5/26/23(3)	USD	792	132,660
Lebanese Republic, 6.65%, 4/22/24(1)(3)	USD	1,142	181,292
Lebanese Republic, 6.85%, 5/25/29(3)	USD	1,053	173,745
Lebanese Republic, 7.00%, 12/3/24(3)	USD	369	61,807
Lebanese Republic, 7.00%, 3/20/28(1)(3)	USD	144	24,120
Lebanese Republic, 7.15%, 11/20/31(1)(3)	USD	100	16,750
Lebanese Republic, 8.20%, 5/17/33(3)	USD	77	12,898
Lebanese Republic, 8.25%, 5/17/34(3)	USD	65	10,888

Total Lebanon			$746,820

Malaysia — 0.5%
Malaysia Government Bond, 3.828%, 7/5/34	MYR	1,060	$266,517
Malaysia Government Bond, 4.254%, 5/31/35	MYR	4,500	1,160,424

Total Malaysia			$1,426,941

Mexico — 0.8%
Mexican Bonos, 8.50%, 5/31/29	MXN	47,000	$2,203,448

Total Mexico			$2,203,448

Security	Principal Amount (000’s omitted)		Value
Oman — 0.3%
Oman Government International Bond, 3.625%, 6/15/21(1)	USD	900	$866,917

Total Oman			$866,917

Paraguay — 0.9%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	860	$879,359
Republic of Paraguay, 4.95%, 4/28/31(1)	USD	1,540	1,596,787

Total Paraguay			$2,476,146

Peru — 1.2%
Peru Government Bond, 5.94%, 2/12/29(1)(2)	PEN	7,300	$2,440,383
Peru Government Bond, 6.15%, 8/12/32(1)(2)	PEN	1,052	346,322
Peru Government Bond, 6.95%, 8/12/31	PEN	501	176,220
Republic of Peru, 2.392%, 1/23/26	USD	320	325,440

Total Peru			$3,288,365

Philippines — 3.2%
Republic of the Philippines, 2.457%, 5/5/30(4)	USD	4,350	$4,446,792
Republic of the Philippines, 2.95%, 5/5/45(4)	USD	4,120	4,241,331

Total Philippines			$8,688,123

Romania — 7.7%
Romanian Government International Bond, 3.375%, 1/28/50(1)	EUR	8,578	$8,014,787
Romanian Government International Bond, 4.375%, 8/22/23(1)	USD	2,616	2,725,467
Romanian Government International Bond, 4.625%, 4/3/49(1)	EUR	8,987	9,970,274

Total Romania			$20,710,528

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	221	$207,548

Total Rwanda			$207,548

Serbia — 8.0%
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	1,383,250	$13,931,027
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	383,610	3,956,856
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	326,680	3,676,698

Total Serbia			$21,564,581

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	213	$160,280

Total Seychelles			$160,280

Security	Principal Amount (000’s omitted)		Value
Suriname — 0.2%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	1,168	$446,760

Total Suriname			$446,760

Thailand — 0.4%
Thailand Government Bond, 3.30%, 6/17/38	THB	28,441	$1,122,827

Total Thailand			$1,122,827

Turkey — 0.3%
Republic of Turkey, 5.125%, 3/25/22	USD	810	$802,912

Total Turkey			$802,912

Ukraine — 15.7%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(2)(5)	USD	9,558	$7,111,314
Ukraine Government International Bond, 9.79%, 5/26/27	UAH	100,000	3,024,356
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	195,575	6,504,763
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	27,494	1,024,204
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	446,208	17,598,543
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	9,930	385,759
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	171,952	6,531,881

Total Ukraine			$42,180,820

United Arab Emirates — 1.0%
Abu Dhabi Government International Bond, 3.125%, 9/30/49(1)	USD	2,885	$2,777,750

Total United Arab Emirates			$2,777,750

Uzbekistan — 1.2%
Republic of Uzbekistan Bond, 5.375%, 2/20/29(1)	USD	3,118	$3,171,006

Total Uzbekistan			$3,171,006

Total Foreign Government Bonds (identified cost $176,679,387)			$162,694,641

Foreign Corporate Bonds — 21.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.3%
Generacion Mediterranea SA/Central Termica Roca SA, 15.00%, 5/5/23(2)	USD	1,250	$731,250

Total Argentina			$731,250

Security	Principal Amount (000’s omitted)		Value
Belarus — 0.5%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(1)	USD	1,300	$1,283,750

Total Belarus			$1,283,750

Brazil — 0.9%
BRF SA, 4.75%, 5/22/24(1)	USD	1,250	$1,191,950
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(1)	USD	1,599	1,217,330

Total Brazil			$2,409,280

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	500	$546,708

Total Bulgaria			$546,708

China — 0.1%
CAR, Inc., 6.00%, 2/11/21(1)	USD	300	$188,448

Total China			$188,448

Colombia — 0.6%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	2,500	$1,696,875

Total Colombia			$1,696,875

El Salvador — 0.3%
AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	1,000	$877,300

Total El Salvador			$877,300

Georgia — 0.6%
JSC Georgia Capital, 6.125%, 3/9/24(1)	USD	650	$578,500
Silknet JSC, 11.00%, 4/2/24(1)	USD	1,057	968,043

Total Georgia			$1,546,543

Indonesia — 1.1%
Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	USD	3,555	$2,832,859
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	2,720,000	176,050

Total Indonesia			$3,008,909

Ireland — 1.6%
Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	4,650	$4,196,625

Total Ireland			$4,196,625

Security	Principal Amount (000’s omitted)		Value
Isle of Man — 0.6%
Sasol Financing International Ltd., 4.50%, 11/14/22	USD	2,175	$1,538,813

Total Isle of Man			$1,538,813

Mexico — 4.8%
Banco Mercantil del Norte SA/Grand Cayman, 6.75%, 9/27/24(1)(6)(7)	USD	500	$398,775
Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	3,780	2,806,650
Cemex SAB de CV, 5.45%, 11/19/29(1)	USD	2,800	2,318,820
Grupo Kaltex SA de CV, 8.875%, 4/11/22(1)	USD	3,591	2,161,961
Petroleos Mexicanos, 5.95%, 1/28/31(1)	USD	7,000	5,105,100
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	45,838
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	16,776

Total Mexico			$12,853,920

Netherlands — 3.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	2,556	$2,202,613
Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	USD	1,570	1,236,375
Metinvest BV, 5.625%, 6/17/25(1)	EUR	3,810	2,748,254
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	2,200	2,150,500

Total Netherlands			$8,337,742

Nigeria — 0.5%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(1)	USD	1,950	$1,462,500

Total Nigeria			$1,462,500

Paraguay — 1.4%
Frigorifico Concepcion SA, 10.25%, 1/29/25(1)	USD	3,050	$3,128,964
Telefonica Celular del Paraguay SA, 5.875%, 4/15/27(1)	USD	549	538,020

Total Paraguay			$3,666,984

Peru — 0.6%
Peru LNG S.R.L., 5.375%, 3/22/30(1)	USD	2,690	$1,538,949

Total Peru			$1,538,949

Russia — 0.6%
Petropavlovsk 2016, Ltd., 8.125%, 11/14/22(1)	USD	1,569	$1,643,528

Total Russia			$1,643,528

Saint Lucia — 1.7%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	4,994	$4,650,662

Total Saint Lucia			$4,650,662

Security	Principal Amount (000’s omitted)		Value
Saudi Arabia — 0.5%
Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(1)	USD	1,650	$1,320,990

Total Saudi Arabia			$1,320,990

Singapore — 0.6%
TBLA International Pte Ltd., 7.00%, 1/24/23(1)	USD	2,300	$1,772,564

Total Singapore			$1,772,564

Spain — 0.5%
Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	2,239	$1,435,759

Total Spain			$1,435,759

Turkey — 0.2%
QNB Finansbank AS, 6.875%, 9/7/24(1)	USD	465	$466,163

Total Turkey			$466,163

Total Foreign Corporate Bonds (identified cost $66,624,901)			$57,174,262

Sovereign Loans — 2.1%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.0%(8)
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(9)(10)	USD	66	$64,262

Total Ethiopia			$64,262

Kenya — 0.9%
Government of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	USD	2,825	$2,542,130

Total Kenya			$2,542,130

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(9)(10)	EUR	700	$775,273

Total Macedonia			$775,273

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.2%
Bank of Industry Limited, Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(9)(10)	USD	495	$451,046

Total Nigeria			$451,046

Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 7.09%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	USD	1,400	$1,322,063
Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	USD	518	496,739

Total Tanzania			$1,818,802

Total Sovereign Loans (identified cost $6,043,630)			$5,651,513

Short-Term Investments — 15.1%

Foreign Government Securities — 1.3%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.3%
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	254	$79,261
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	311	96,469
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	156	48,253
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	168	52,076
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	220	67,897
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	216	66,932
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	219	67,879
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	465	143,848
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	610	188,385
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	434	133,866
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	370	115,080
Georgia Treasury Bill, 0.00%, 5/14/20	GEL	420	130,479
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	542	167,627
Georgia Treasury Bill, 0.00%, 6/11/20	GEL	586	180,928
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	453	139,230
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,035	890,186
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	2,824	822,542

Total Georgia			$3,390,938

Total Foreign Government Securities (identified cost $3,836,613)			$3,390,938

U.S. Treasury Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/21/20	$450	$449,978

Total U.S. Treasury Obligations (identified cost $449,969)		$449,978

Other — 13.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.47%(11)	36,771,890	$36,771,890

Total Other (identified cost $36,762,786)		$36,771,890

Total Short-Term Investments (identified cost $41,049,368)		$40,612,806

Total Investments — 98.9% (identified cost $290,397,286)		$266,133,222

Other Assets, Less Liabilities — 1.1%		$3,084,807

Net Assets — 100.0%		$269,218,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $132,331,777 or 49.2% of the Fund’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $12,279,509 or 4.6% of the Fund’s net assets.

(3)	Issuer is in default with respect to interest payments.

(4)	When-issued security.

(5)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Amount is less than 0.05%.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
BRL	14,445,000	USD	2,801,101	5/5/20	$(144,745)
BRL	14,445,000	USD	2,661,691	5/5/20	(5,335)
USD	2,624,932	BRL	14,445,000	5/5/20	(31,424)
USD	2,661,691	BRL	14,445,000	5/5/20	5,335
USD	2,499,302	PEN	8,613,095	5/7/20	(52,002)
USD	165,450	PEN	566,021	5/7/20	(2,212)
USD	321,553	PEN	1,112,350	5/7/20	(7,938)
EUR	745,352	USD	809,773	5/8/20	7,062
USD	3,696,752	EUR	3,312,799	5/8/20	66,238
USD	678,816	EUR	608,313	5/8/20	12,163
USD	566,493	EUR	508,665	5/8/20	9,044
USD	406,634	EUR	364,400	5/8/20	7,286
USD	996,725	EUR	915,430	5/8/20	(6,500)
USD	1,097,586	EUR	1,008,064	5/8/20	(7,158)
USD	2,673,712	EUR	2,455,639	5/8/20	(17,436)
USD	10,275,539	EUR	9,437,446	5/8/20	(67,009)
USD	428,813	MXN	8,150,232	5/12/20	91,051
USD	94,704	MXN	1,800,000	5/12/20	20,109
USD	2,059,711	MXN	50,016,993	5/12/20	(13,094)
IDR	13,514,105,764	USD	829,290	5/18/20	70,923
USD	1,452,615	IDR	20,035,923,000	5/18/20	117,966
INR	27,958,000	USD	362,832	5/22/20	7,792
INR	164,430,000	USD	2,280,029	5/22/20	(100,272)
INR	217,190,000	USD	3,011,195	5/22/20	(132,028)
USD	2,569,844	INR	198,275,000	5/22/20	(58,578)
USD	2,737,688	INR	211,303,000	5/22/20	(63,438)
BRL	14,445,000	USD	2,619,173	6/2/20	30,766
MXN	67,519,000	USD	2,764,057	7/1/20	12,441
EUR	218,287	USD	240,760	7/6/20	(1,247)
USD	9,264,670	EUR	8,319,941	7/6/20	135,702
USD	556,775	EUR	500,000	7/6/20	8,155
USD	3,107,254	EUR	2,875,250	7/6/20	(47,584)
EUR	915,430	USD	1,032,449	7/17/20	(27,762)
USD	9,802,143	EUR	8,691,153	7/17/20	263,573
USD	6,488,667	EUR	5,950,012	7/17/20	(41,492)

					$38,352

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,634,633	USD	2,861,996	UBS AG	5/5/20	$25,165	$—
EUR	1,384,307	USD	1,503,770	UBS AG	5/5/20	13,222	—
USD	1,354,207	EUR	1,238,070	UBS AG	5/5/20	—	(2,531)
USD	615,897	EUR	566,565	UBS AG	5/5/20	—	(4,973)
USD	888,195	EUR	817,742	UBS AG	5/5/20	—	(7,927)
USD	1,514,997	EUR	1,396,563	UBS AG	5/5/20	—	(15,426)
THB	34,273,000	USD	1,084,932	Standard Chartered Bank	5/18/20	—	(25,631)
USD	867,977	THB	27,419,393	Standard Chartered Bank	5/18/20	20,506	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	575,328	THB	18,800,000	Standard Chartered Bank	5/18/20	$—	$(5,737)
COP	11,361,500,000	USD	2,814,900	Bank of America, N.A.	5/19/20	51,062	—
USD	1,504,624	EUR	1,384,307	UBS AG	6/2/20	—	(13,178)
USD	2,863,622	EUR	2,634,633	UBS AG	6/2/20	—	(25,081)
THB	61,059,000	USD	1,945,484	Standard Chartered Bank	6/8/20	—	(58,325)
USD	783,304	THB	24,584,000	Standard Chartered Bank	6/8/20	23,484	—
UGX	993,624,000	USD	246,007	Standard Chartered Bank	6/15/20	12,758	—
USD	260,384	UGX	993,624,000	Standard Chartered Bank	6/15/20	1,618	—
USD	910,789	THB	29,610,000	Standard Chartered Bank	6/24/20	—	(4,394)
USD	61,821	THB	2,050,365	Standard Chartered Bank	7/1/20	—	(1,552)
USD	435,265	THB	14,436,000	Standard Chartered Bank	7/1/20	—	(10,927)
UGX	982,030,000	USD	246,215	Standard Chartered Bank	7/2/20	8,632	—
USD	89,525	UGX	353,177,631	Standard Chartered Bank	7/2/20	—	(2,128)
USD	293,754	CNH	2,090,000	Citibank, N.A.	7/8/20	—	(1,093)
USD	411,300	CNH	2,925,000	Citibank, N.A.	7/8/20	—	(1,345)
USD	365,576	CNH	2,600,000	Standard Chartered Bank	7/8/20	—	(1,220)
THB	11,211,000	USD	340,918	Standard Chartered Bank	7/10/20	5,599	—
USD	781,021	THB	25,684,064	Standard Chartered Bank	7/10/20	—	(12,840)
UGX	4,009,224,000	USD	1,008,103	Standard Chartered Bank	8/14/20	17,755	—
USD	1,009,872	UGX	4,009,224,000	Standard Chartered Bank	8/14/20	—	(15,985)
USD	1,339,626	MYR	5,890,336	BNP Paribas	8/19/20	—	(21,450)
UGX	2,000,000,000	USD	505,689	Standard Chartered Bank	9/17/20	1,649	—

						$181,450	$(231,743)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	(3)	Short	6/15/20	$(312,773)	$(2,467)
Euro-Bobl	(9)	Short	6/8/20	(1,340,827)	2,057
Euro-Bund	(2)	Short	6/8/20	(382,298)	545
U.S. 5-Year Treasury Note	(3)	Short	6/30/20	(376,453)	(708)
U.S. 10-Year Treasury Note	(23)	Short	6/19/20	(3,198,438)	(1,119)
U.S. Ultra-Long Treasury Bond	(9)	Short	6/19/20	(2,023,031)	(153,130)

					$(154,822)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	$1,774	$—	$1,774
CLP	2,914,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.91% (pays semi-annually)	3/6/25	53,615	—	53,615
CNY	61,630	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	480,165	—	480,165
CNY	8,426	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	57,371	—	57,371
CNY	11,235	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	76,300	—	76,300
CNY	16,852	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	114,939	—	114,939

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	17,133	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	$117,106	$—	$117,106
CNY	5,618	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	37,273	—	37,273
CNY	6,130	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	7/4/24	37,478	—	37,478
CNY	3,397	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	19,216	—	19,216
CNY	5,970	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	33,495	—	33,495
CNY	15,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.68% (pays quarterly)	8/13/24	87,921	—	87,921
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.10% (pays quarterly)	11/15/24	181,025	—	181,025
CNY	23,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	182,203	—	182,203
CNY	46,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.59% (pays quarterly)	2/10/25	251,172	—	251,172
CZK	91,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	107,805	—	107,805
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(18,283)	9,431	(8,852)
EUR	250	Receives	6-month EURIBOR (pays semi-annually)	0.30% (pays annually)	7/23/24	(130)	—	(130)
EUR	296	Receives	6-month EURIBOR (pays semi-annually)	0.53% (pays annually)	8/22/24	3,415	—	3,415
EUR	1,051	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	8/26/24	7,553	—	7,553
EUR	1,050	Receives	6-month EURIBOR (pays semi-annually)	0.46% (pays annually)	9/12/24	7,433	—	7,433
EUR	430	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	9/17/24	334	—	334
EUR	1,225	Receives	6-month EURIBOR (pays semi-annually)	0.17% (pays annually)	4/15/25	(10,716)	7	(10,709)
EUR	1,190	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	4/17/25	(5,308)	—	(5,308)
EUR	190	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(6,247)	2,003	(4,244)
EUR	544	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(17,346)	1,979	(15,367)
EUR	397	Receives	6-month EURIBOR (pays semi-annually)	0.05% (pays annually)	8/6/29	(5,833)	—	(5,833)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	0.08% (pays annually)	8/6/29	(4,631)	—	(4,631)
EUR	229	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	701	—	701
EUR	125	Receives	6-month EURIBOR (pays semi-annually)	0.03% (pays annually)	10/17/29	(1,817)	—	(1,817)
EUR	665	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(95,310)	—	(95,310)
EUR	164	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(24,025)	—	(24,025)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	562	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	$(81,774)	$9	$(81,765)
EUR	281	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(42,024)	—	(42,024)
EUR	1,193	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(170,335)	—	(170,335)
EUR	882	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(121,278)	—	(121,278)
EUR	1,419	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(179,059)	—	(179,059)
EUR	3,150	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(337,440)	(45)	(337,485)
EUR	498	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(44,954)	(6)	(44,960)
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	6,236	—	6,236
MXN	40,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	11,911	—	11,911
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	4,294	—	4,294
MXN	61,687	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	15,552	—	15,552
MXN	12,863	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	1,896	—	1,896
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	3,547	—	3,547
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	2,686	—	2,686
MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	294,064	—	294,064
MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	286,078	(5)	286,073
MXN	68,044	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(156,297)	—	(156,297)
MXN	244,837	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(551,420)	—	(551,420)
MXN	66,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(209,599)	—	(209,599)
MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	112,939	629	113,568
MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	167,893	—	167,893
MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	178,182	—	178,182
MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.80% (pays monthly)	9/10/24	50,149	—	50,149
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.65% (pays monthly)	11/15/24	91,415	1,580	92,995
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.58% (pays monthly)	1/1/25	81,357	—	81,357
MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	75,330	—	75,330

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	29,700	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	3/7/30	$(134,254)	$—	$(134,254)
PLN	15,300	Pays	6-month PLN WIBOR (pays semi-annually)	1.37% (pays annually)	3/6/25	132,350	—	132,350
SGD	2,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	31,182	—	31,182
SGD	4,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	50,407	—	50,407
SGD	11,740	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	152,908	—	152,908
THB	90,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.07% (pays semi-annually)	3/27/25	29,757	—	29,757
THB	100,655	Pays	6-month THB Fixing Rate (pays semi-annually)	0.99% (pays semi-annually)	3/31/25	19,562	—	19,562
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	5/16/21	(12,182)	(4)	(12,186)
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	8/22/22	(13,304)	—	(13,304)
USD	480	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/19/22	(15,029)	—	(15,029)
USD	385	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/9/22	(9,786)	—	(9,786)
USD	715	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/10/22	(17,713)	—	(17,713)
USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	(18,598)	(60)	(18,658)
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	(28,191)	—	(28,191)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(42,414)	—	(42,414)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	2/12/23	(73,046)	(3,175)	(76,221)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.20% (pays semi-annually)	2/26/23	(23,078)	—	(23,078)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	3/14/23	(43,567)	—	(43,567)
USD	2,700	Receives	3-month USD-LIBOR (pays quarterly)	0.53% (pays semi-annually)	3/26/23	(11,259)	—	(11,259)
USD	790	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(1,784)	—	(1,784)
USD	791	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(1,821)	—	(1,821)
USD	170	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(288)	—	(288)
USD	950	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/1/23	(1,721)	—	(1,721)
USD	407	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/2/23	(692)	—	(692)
USD	66	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/3/23	(112)	—	(112)
USD	225	Receives	3-month USD-LIBOR (pays quarterly)	0.45% (pays semi-annually)	4/3/23	(320)	—	(320)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	$(41,138)	$—	$(41,138)
USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(63,594)	—	(63,594)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(36,313)	—	(36,313)
USD	807	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(57,716)	—	(57,716)
USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(103,718)	—	(103,718)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	6/28/24	(44,966)	—	(44,966)
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	7/1/24	(18,200)	—	(18,200)
USD	295	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(18,996)	—	(18,996)
USD	999	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(65,304)	—	(65,304)
USD	337	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(21,186)	—	(21,186)
USD	130	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	8/13/24	(6,027)	—	(6,027)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	8/14/24	(15,353)	—	(15,353)
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(3,622)	—	(3,622)
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	9/17/24	(7,692)	—	(7,692)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/18/24	(11,224)	—	(11,224)
USD	1,600	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/11/24	(68,483)	—	(68,483)
USD	168	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/17/24	(8,669)	—	(8,669)
USD	182	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/18/24	(9,353)	—	(9,353)
USD	500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	10/30/24	(25,560)	—	(25,560)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/29/24	(13,868)	—	(13,868)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	12/4/24	(42,750)	—	(42,750)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	12/20/24	$(12,765)	$—	$(12,765)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	1/10/25	(21,058)	—	(21,058)
USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(144,861)	—	(144,861)
USD	195	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(10,387)	—	(10,387)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(30,374)	—	(30,374)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(25,913)	—	(25,913)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(3,759)	—	(3,759)
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	0.56% (pays semi-annually)	3/25/25	(1,735)	—	(1,735)
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	0.63% (pays semi-annually)	3/27/25	(2,706)	—	(2,706)
USD	578	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	3/30/25	(4,158)	—	(4,158)
USD	580	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	4/1/25	(2,625)	—	(2,625)
USD	4,905	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	4/17/25	(16,447)	—	(16,447)
USD	1,145	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	4/20/25	(1,910)	—	(1,910)
USD	1,510	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(305)	—	(305)
USD	1,487	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(126,048)	—	(126,048)
USD	2,570	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	(5,194)	—	(5,194)
USD	770	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/8/29	55,352	20,683	76,035
USD	2,025	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	11/14/29	(232,428)	—	(232,428)
USD	1,050	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	2/14/30	(92,388)	—	(92,388)
USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	2/14/30	(146,629)	—	(146,629)
USD	80	Receives	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	2/18/30	(7,040)	—	(7,040)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.45% (pays semi-annually)	2/24/30	$(75,487)	$—	$(75,487)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.00% (pays semi-annually)	3/5/30	(33,048)	—	(33,048)
USD	2,420	Receives	3-month USD-LIBOR (pays quarterly)	1.02% (pays semi-annually)	3/5/30	(85,992)	—	(85,992)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	3/9/30	(21,009)	—	(21,009)
USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.79% (pays semi-annually)	3/26/30	(24,834)	—	(24,834)
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	0.81% (pays semi-annually)	3/27/30	(11,069)	—	(11,069)
USD	1,289	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(17,105)	—	(17,105)
USD	450	Receives	3-month USD-LIBOR (pays quarterly)	0.73% (pays semi-annually)	4/17/30	(2,819)	—	(2,819)
USD	1,290	Receives	3-month USD-LIBOR (pays quarterly)	0.63% (pays semi-annually)	4/27/30	3,312	—	3,312
USD	3,970	Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	4/29/30	(9,280)	—	(9,280)
USD	117	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(26,686)	—	(26,686)
USD	135	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(30,400)	—	(30,400)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(42,023)	—	(42,023)
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	(79,762)	—	(79,762)
USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(18,034)	—	(18,034)
USD	308	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(65,510)	—	(65,510)
USD	42	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(9,487)	—	(9,487)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/17/49	(67,699)	—	(67,699)
USD	1,190	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(339,883)	—	(339,883)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	1/9/50	(74,450)	—	(74,450)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	2/14/50	(60,070)	—	(60,070)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	3/5/50	$(162,273)	$—	$(162,273)
USD	1,930	Receives	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/30/50	2,585	—	2,585
USD	660	Receives	3-month USD-LIBOR (pays quarterly)	0.79% (pays semi-annually)	4/23/50	9,072	—	9,072
USD	2,670	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	8,797	—	8,797
ZAR	44,397	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	109,030	—	109,030
ZAR	52,853	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	131,964	—	131,964
ZAR	25,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/11/25	47,487	—	47,487
ZAR	9,852	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	18,555	—	18,555
ZAR	45,978	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	87,147	—	87,147

Total						$(1,231,077)	$33,026	$(1,198,051)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$5,857
Bank of America, N.A.	MYR	7,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	1/3/25	80,316
Citibank, N.A.	MYR	7,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.21% (pays quarterly)	1/8/25	81,363
Goldman Sachs International	RUB	258,600	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	95,755
Standard Chartered Bank	MYR	13,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	126,854

Total							$390,145

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	$1,520	1.00 (pays quarterly	% )(1)	6/20/21	5.62%	$(76,086)	$86,488	$10,402

Total	$1,520					$(76,086)	$86,488	$10,402

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$215	1.00% (pays quarterly)(1)	6/20/25	$20,350	$(23,186)	$(2,836)
Mexico	2,850	1.00% (pays quarterly)(1)	6/20/25	210,101	(251,102)	(41,001)

Total				$230,451	$(274,288)	$(43,837)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation
Bahamas	Deutsche Bank AG	$600	1.00 (pays quarterly	% )(1)	6/20/22	3.33%	$(28,403)	$23,047	$(5,356)

Total		$600					$(28,403)	$23,047	$(5,356)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,120,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CZK	-	Czech Koruna

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $36,771,890, which represents 13.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,438,170	$245,820,506	$(218,502,709)	$7,217	$8,706	$36,771,890	$375,590	36,771,890

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$162,694,641	$—	$162,694,641
Foreign Corporate Bonds	—	57,174,262	—	57,174,262
Sovereign Loans	—	5,651,513	—	5,651,513
Short-Term Investments —
Foreign Government Securities	—	3,390,938	—	3,390,938
U.S. Treasury Obligations	—	449,978	—	449,978
Other	—	36,771,890	—	36,771,890
Total Investments	$—	$266,133,222	$—	$266,133,222
Forward Foreign Currency Exchange Contracts	$—	$1,047,056	$—	$1,047,056
Futures Contracts	2,602	—	—	2,602
Swap Contracts	—	4,751,886	—	4,751,886
Total	$2,602	$271,932,164	$—	$271,934,766

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,058,997)	$—	$(1,058,997)
Futures Contracts	(157,424)	—	—	(157,424)
Swap Contracts	—	(5,466,856)	—	(5,466,856)
Total	$(157,424)	$(6,525,853)	$—	$(6,683,277)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.